Victory Floating Rate Fund Expense Example - MCL [Member] - Victory Floating Rate Fund - Member Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	$ 1,604